Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000012143 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012143 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000012143 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000012143 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000012143 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012143 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000012143 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012143 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000012143 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012143 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000012143 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000012143 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000012142 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012142 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000012142 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000012142 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000012142 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012142 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000012142 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012142 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000012142 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012142 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000012142 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000012142 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000012136 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012136 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000012136 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000012136 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012136 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000012136 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000012136 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012136 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012136 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000012136 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012136 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012136 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012135 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012135 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000012135 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000012135 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012135 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000012135 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000012135 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012135 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012135 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000012135 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012135 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012135 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012133 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012133 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000012133 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012133 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000012133 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000012133 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000012133 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012133 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012133 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000012133 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012133 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012133 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012133 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000012133 [Member] | Tax Exempt Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%